SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.8%

Commercial Services - 2.7%
ASGN, Inc. *	13,525	1,578,503
Booz Allen Hamilton Holding Corp.	34,100	2,995,344
Equifax, Inc.	4,300	1,019,530

		5,593,377

Consumer Durables - 1.2%
YETI Holdings, Inc. *	42,000	2,519,160

Consumer Non-Durables - 0.9%
Coca-Cola Europacific Partners, PLC	40,700	1,978,427

Consumer Services - 3.4%
Chegg, Inc. *	36,200	1,313,336
Nexstar Media Group, Inc.	20,650	3,892,112
Vail Resorts, Inc.	7,700	2,004,079

		7,209,527

Electronic Technology - 17.4%
Applied Materials, Inc.	28,275	3,726,645
Arista Networks, Inc. *	44,850	6,233,253
Broadcom, Inc.	9,100	5,730,088
Ciena Corp. *	16,525	1,001,911
CMC Materials, Inc.	10,825	2,006,955
CommScope Holding Co., Inc. *	105,175	828,779
II-VI, Inc. *	24,500	1,776,005
Keysight Technologies, Inc. *	13,400	2,116,798
Marvell Technology, Inc.	70,975	5,089,617
MKS Instruments, Inc.	15,100	2,265,000
Monolithic Power Systems, Inc.	5,400	2,622,672
Skyworks Solutions, Inc.	23,900	3,185,392

		36,583,115

Finance - 9.3%
Air Lease Corp.	32,900	1,468,985
American Financial Group, Inc.	7,325	1,066,666
Ameriprise Financial, Inc.	11,700	3,514,212
Arthur J Gallagher & Co.	18,900	3,299,940
Carlyle Group, Inc.	85,700	4,191,587
First Republic Bank	16,550	2,682,755
Intercontinental Exchange, Inc.	25,300	3,342,636

		19,566,781

Health Services - 3.7%
Encompass Health Corp.	47,600	3,384,836
Tenet Healthcare Corp. *	50,950	4,379,662

		7,764,498

Health Technology - 15.7%
Align Technology, Inc. *	6,025	2,626,900
BioMarin Pharmaceutical, Inc. *	23,500	1,811,850
Bio-Techne Corp.	6,400	2,771,456
Cooper Cos, Inc.	4,250	1,774,757
Dexcom, Inc. *	12,010	6,144,316
Exact Sciences Corp. *	29,650	2,073,128
ICU Medical, Inc. *	8,600	1,914,704
Inmode, Ltd. *	37,750	1,393,353
Insulet Corp. *	9,600	2,557,344
Jazz Pharmaceuticals, PLC *	5,700	887,319
Neurocrine Biosciences, Inc. *	19,700	1,846,875
PerkinElmer, Inc.	6,700	1,168,882

Name of Issuer	Quantity	Fair Value ($)

Sarepta Therapeutics, Inc. *	18,275	1,427,643
Thermo Fisher Scientific, Inc.	8,100	4,784,265

		33,182,792

Industrial Services - 3.8%
Jacobs Engineering Group, Inc.	27,800	3,831,118
Waste Connections, Inc.	29,400	4,107,180

		7,938,298

Non-Energy Minerals - 1.2%
Trex Co., Inc. *	38,625	2,523,371

Process Industries - 3.1%
Darling Ingredients, Inc. *	36,450	2,929,851
Ecolab, Inc.	8,000	1,412,480
Scotts Miracle-Gro Co.	18,275	2,247,094

		6,589,425

Producer Manufacturing - 8.4%
AGCO Corp.	12,700	1,854,581
AMETEK, Inc.	18,800	2,503,784
Aptiv, PLC *	8,800	1,053,448
Carlisle Cos., Inc.	17,000	4,180,640
Donaldson Co., Inc.	30,000	1,557,900
Dover Corp.	21,875	3,432,187
Hubbell, Inc.	11,000	2,021,470
Trane Technologies, PLC	6,875	1,049,813

		17,653,823

Retail Trade - 3.4%
TJX Cos., Inc.	55,175	3,342,502
Ulta Beauty, Inc. *	9,700	3,862,734

		7,205,236

Technology Services - 22.2%
Altair Engineering, Inc. *	24,800	1,597,120
ANSYS, Inc. *	10,750	3,414,737
Aspen Technology, Inc. *	19,900	3,290,863
Atlassian Corp., PLC *	16,950	4,980,419
Autodesk, Inc. *	14,800	3,172,380
Booking Holdings, Inc. *	450	1,056,802
DocuSign, Inc. *	16,075	1,721,954
Dynatrace, Inc. *	65,375	3,079,163
EPAM Systems, Inc. *	1,775	526,483
Euronet Worldwide, Inc. *	20,075	2,612,761
Globant SA *	6,975	1,827,938
GoDaddy, Inc. *	27,075	2,266,178
HubSpot, Inc. *	7,650	3,633,291
nCino, Inc. *	15,400	631,092
Paycom Software, Inc. *	7,600	2,632,488
PTC, Inc. *	39,600	4,265,712
RingCentral, Inc. *	5,500	644,655
Science Applications International Corp.	14,275	1,315,727
Splunk, Inc. *	20,900	3,105,949
Zynga, Inc. *	120,500	1,113,420

		46,889,132

Transportation - 1.8%
Alaska Air Group, Inc. *	17,300	1,003,573
Knight-Swift Transportation Holdings, Inc.	54,600	2,755,116

		3,758,689

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Utilities - 0.6%
WEC Energy Group, Inc.	12,800	1,277,568

Total Common Stocks (cost: $105,634,833)		208,233,219

Short-Term Securities - 1.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $2,348,888)	2,348,888	2,348,888

Total Investments in Securities - 99.9% (cost $107,983,721)		210,582,107

Other Assets and Liabilities, net - 0.1%		309,976

Total Net Assets - 100.0%		$210,892,083

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	208,233,219	—	—	208,233,219
Short-Term Securities	2,348,888	—	—	2,348,888

Total:	210,582,107	—	—	210,582,107

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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